NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Attributable to owners of the Company Other Capital Reserves [Member]
Deemed contribution from related party	¥ 55,558 [1]

[1]	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million (US$8.00 million) indebtedness owed to it by Double Grow (Note 5).